OTHER NON-CURRENT LIABILITIES (Provisions) (Details) $ in Thousands	12 Months Ended
Dec. 30, 2018 USD ($)
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2018	$ 17,829
Changes in estimates made during the fiscal year	(2,147)
Provisions utilized during the fiscal year	(147)
Accretion of interest	299
Other (note 17)	(5,000)
Balance, December 31, 2018	$ 14,343
Expected Timing Of Outflows, Other Provisions	20 years
Decommissioning and site restoration costs
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2018	$ 16,572
Changes in estimates made during the fiscal year	(2,147)
Provisions utilized during the fiscal year	0
Accretion of interest	299
Other (note 17)	(5,000)
Balance, December 31, 2018	9,724
Lease exit costs
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2018	1,257
Changes in estimates made during the fiscal year	0
Provisions utilized during the fiscal year	(147)
Accretion of interest	0
Other (note 17)	0
Balance, December 31, 2018	$ 4,619